Intangible assets - Goodwill (Details 1)		12 Months Ended
		Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Tangible Assets
Basis of determining recoverable amounts		Value in use: cash flows	Value in use: cash flows	Value in use: cash flows
Period of the projections of cash flows	[1]	5 years	5 years	5 years
Growth rate perpetual	[1]	5.10%	4.80%	4.30%
Discount rate	[2]	12.90%	12.30%	12.40%

[1]	Cash flow projections are based on the Management's internal budget and growth plans, considering historical data, expectations and market conditions such as industry growth, interest rates and inflation indices.
[2]	The discount rate is calculated based on the capital asset pricing model (CAPM). The pre-tax discount rate is 19.09% (2021 – 18.77% and 2020 – 19.56%).